Transactions with Related Parties - Summary of Accounts Receivable (Payable) with Other Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable	$ (722,923)	$ (621,722)	$ (394,208)
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	24	2
Fly by Wings, S.A. de C.V. (Independent director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable			6,473
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable			808
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	76	35
Operadora de Alimentos y Malteadas, S.A.P.I. de C.V. (Independent Director) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	$ 2,265